BASIS OF PREPARATION BASIS OF PREPARATION (Tables)	12 Months Ended
Jan. 02, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the right-of-use assets for the Company:

	2021	2020

Balance, beginning of fiscal year	$59,445	$73,539
Additions	8,132	16,424
Additions through business acquisitions	43,539	—
Write-downs, impairments, and accelerated depreciation	(4,696)	(15,862)
Depreciation (note 21)	(13,973)	(14,656)
Balance, end of fiscal year	$92,447	$59,445
The following table presents lease obligations recorded in the statement of financial position:

	January 2, 2022	January 3, 2021

Current	$15,290	$15,884
Non-current	93,812	66,580
	$109,102	$82,464
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at January 2, 2022:

January 2, 2022

Less than one year	$21,221
One to five years	50,585
More than five years	61,355
$133,161